As filed with the Securities and Exchange Commission on July 12, 2019

Securities Act File No. 333-129930

Investment Company Act File No. 811-21836

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 42	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 46	[X]
(Check appropriate box or boxes)

INDEX FUNDS

(Exact Name of Registrant as Specified in Charter)

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 800-788-5680

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Copy to:

S. Lee Terry, Jr., Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, Colorado 80202

It is proposed that this filing will become effective:

(X)	immediately upon filing pursuant to Rule 485, paragraph (b)(i)
( )	on [date] pursuant to Rule 485, paragraph (b)(i)
( )	60 days after filing pursuant to Rule 485, paragraph (a)(i)
( )	on [date] pursuant to Rule 485, paragraph (a)(i)
( )	75 days after filing pursuant to Rule 485, paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This PEA No. 42 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 41to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Honolulu, and the State of Hawaii on the 12th day of July, 2019.

INDEX FUNDS

By:	/s/ MICHAEL WILLIS

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 12th day of July, 2019.

Name	Title

/s/Michael Willis	Trustee and President
Michael Willis

/s/ LANCE J. BALLER*	Trustee
Lance J. Baller

/s/ KEVIN J. TRIGUEIRO*	Trustee
Kevin J. Trigueiro

*By: /s/MICHAEL WILLIS
Attorney-in-fact

*	Pursuant to Power of Attorney.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase